Revenue, operating profit and segment analysis - Summary of analysis of non-current Assets by geographical location (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Geographical Areas
Non-current assets	£ 11,749	£ 12,474
North America
Disclosure Of Geographical Areas
Non-current assets	9,149	9,821
Europe
Disclosure Of Geographical Areas
Non-current assets	2,141	2,193
United Kingdom
Disclosure Of Geographical Areas
Non-current assets	1,209	1,253	£ 1,299
Rest of world
Disclosure Of Geographical Areas
Non-current assets	£ 459	£ 460